UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

 /s/  Lloyd Blumberg           New York, New York         November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total: $472,562
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number              Name

1          028-13041                         H Partners, LP
2          028-14314                         H Offshore Fund, Ltd.
3          028-14309                         H Partners Phoenix SPV Fund, LP

                                                 FORM 13F INFORMATION TABLE



COLUMN 1                   COLUMN  2       COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8

                                                        VALUE       SHRS OR    SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS  CUSIP       (X$1000)     PRN AMT    PRN CALL  DISCRETION  MNGRS     SOLE     SHARED  NONE
BOYD GAMING CORP             COM           103304101    16,280     3,322,500   SH        DEFINED     1,2        3,322,500  0    0
CUMULUS MEDIA INC            CL A          231082108     1,922       676,682   SH        DEFINED     1,2          676,682  0    0
GRACE W R & CO DEL NEW       COM           38388F108    36,963     1,110,000   SH        DEFINED     1,2        1,110,000  0    0
LEAP WIRELESS INTL INC     COM NEW         521863308    23,722     3,438,000   SH        DEFINED     1,2        3,438,000  0    0
PULTE GROUP INC              COM           745867101     3,090       782,402   SH        DEFINED     1,2          782,402  0    0
SEALY CORP                   COM           812139301    21,632    14,616,441   SH        DEFINED     1,2       14,616,441  0    0
SIX FLAGS ENTMT CORP NEW     COM           83001A102   368,953    13,309,998   SH        DEFINED     1,2 ,3    13,309,998  0    0

                                                       472,562

SK 26251 0001 1236817